Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Selling, General and Administrative Expenses.
Employee compensation	¥ 2,056,105		¥ 892,119
Marketing and promotional expenses	646,321		873,227
Rental and related expenses	452,943		214,967
Depreciation and amortization expenses	142,862		50,332
Travel expenses	72,156		42,280
Expected credit losses	15,373		3,566
Others	649,682		290,009
Total	¥ 4,035,442	$ 567,293	¥ 2,366,500